Subsequent events (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [line items]
Number of shares outstanding	519,889,007	539,806,829	549,493,174
Borrowings	R$ 237,894	R$ 1,666,432